Debt and Lease Arrangements - Schedule of Future Minimum Lease Payments for Finance and Operating Leases (Parathetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases Future minimum lease payments	$ 24,219	$ 25,285
Drilling Ancillary Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases Future minimum lease payments	$ 5,348	$ 6,473